Consolidated Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Revenue
Revenue, net of discounts	$ 29,985	$ 1,068,979
Rental revenues
Gross (deficit) profit	29,985	1,068,979
Operating expenses
Compensation expense	253,844	4,465,765
Selling, general and administrative expenses	2,186,571	3,618,273
Total operating expenses	2,440,415	8,084,038
Operating loss	(2,410,430)	(7,015,059)
Other income (expenses)
Loss on sale of equipment	(56,751)	(113,137)
Impairment of Investment		(150,000)
Miscellaneous income (expense)	215,206	1,011,178
Gain on Bankruptcy		32,158
Interest expense, net	(5,919,257)	(3,708,842)
Total other income (expenses), net	(5,760,802)	(2,928,643)
Loss from continuing operations before income taxes	(8,171,232)	(9,943,702)
Income taxes expense (benefit)
Net loss	(8,171,232)	(9,943,702)
Preferred stock dividends	(90,732)	(53,912)
Net loss attributable to common shareholders	$ (8,261,964)	$ (9,997,614)
Basic and diluted income (loss) per common share
Net loss per share - diluted	$ (0.25)	$ (0.30)
Net loss per share - basic	$ (0.25)	$ (0.30)
Weighted average number of common shares outstanding - basic	32,958,288	32,958,288
Weighted average number of common shares outstanding - diluted	32,958,288	32,958,288